Inventories, Net	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2021	2022
	$	$
Raw materials	7,714	5,779
Work in process	1,198	301
Finished goods	103	79
	9,015	6,159
Less: provision	(2,255)	(1,924)

Inventories, net	6,760	4,235

Provisions were $2,255 and $1,924 as of December 31, 2021 and 2022, respectively, due to obsolescence including the inventories from previous years.